First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 89.9%
	Aerospace/Defense — 3.2%
$200,000	Howmet Aerospace, Inc.	5.95%	02/01/37	$206,199
205,000	Lockheed Martin Corp.	4.80%	08/15/34	206,575
135,000	Lockheed Martin Corp.	4.07%	12/15/42	120,497
170,000	Northrop Grumman Corp.	4.40%	05/01/30	168,042
380,000	Northrop Grumman Corp.	4.70%	03/15/33	378,295
245,000	Northrop Grumman Corp.	5.05%	11/15/40	241,577
210,000	RTX Corp.	6.00%	03/15/31	223,562
				1,544,747
	Banking — 15.5%
235,000	American Express Co. (a)	6.49%	10/30/31	254,710
1,045,000	Bank of America Corp. (a)	3.97%	02/07/30	997,620
725,000	Bank of America Corp. (a)	4.57%	04/27/33	694,108
565,000	Bank of New York Mellon Corp. (a)	4.29%	06/13/33	535,839
125,000	Fifth Third Bancorp (a)	4.77%	07/28/30	121,756
575,000	Goldman Sachs Group, Inc. (The)	3.80%	03/15/30	541,476
900,000	JPMorgan Chase & Co. (a)	4.49%	03/24/31	879,260
840,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	829,566
525,000	Morgan Stanley (a)	4.43%	01/23/30	512,002
645,000	Morgan Stanley (a)	5.25%	04/21/34	645,599
355,000	PNC Financial Services Group, Inc. (The)	3.45%	04/23/29	333,115
140,000	State Street Corp.	2.40%	01/24/30	125,038
305,000	State Street Corp. (a)	4.16%	08/04/33	287,093
120,000	Truist Financial Corp. (a)	4.87%	01/26/29	118,681
245,000	US Bancorp (a)	5.78%	06/12/29	251,154
470,000	Wells Fargo & Co. (a)	4.48%	04/04/31	456,427
				7,583,444
	Brokerage/Asset Managers/Exchanges — 2.5%
135,000	Intercontinental Exchange, Inc.	4.35%	06/15/29	133,256
200,000	Intercontinental Exchange, Inc.	4.60%	03/15/33	196,764
190,000	Intercontinental Exchange, Inc.	2.65%	09/15/40	139,689
745,000	Nasdaq, Inc.	5.55%	02/15/34	772,966
				1,242,675
	Building Materials — 1.1%
75,000	CRH America, Inc. (b)	5.13%	05/18/45	73,384
500,000	Vulcan Materials Co.	3.50%	06/01/30	464,443
				537,827
	Cable Satellite — 2.8%
75,000	CCO Holdings LLC / CCO Holdings Capital Corp. (b)	4.75%	03/01/30	66,699
590,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.05%	03/30/29	580,673
335,000	Comcast Corp.	3.40%	04/01/30	312,417
195,000	Comcast Corp.	4.25%	01/15/33	187,659
235,000	Comcast Corp.	3.75%	04/01/40	201,406
				1,348,854
	Construction Machinery — 1.9%
455,000	Ashtead Capital, Inc. (b)	2.45%	08/12/31	370,579
125,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	125,750
445,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	451,564
				947,893

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Products — 0.4%
$220,000	Haleon US Capital LLC	3.63%	03/24/32	$202,660
	Electric — 4.0%
120,000	Duke Energy Carolinas LLC	2.45%	02/01/30	106,453
145,000	Duke Energy Carolinas LLC	4.95%	01/15/33	146,226
135,000	Duke Energy Carolinas LLC	4.85%	01/15/34	134,252
260,000	Duke Energy Progress LLC	6.30%	04/01/38	287,578
175,000	Florida Power & Light Co.	4.63%	05/15/30	176,042
280,000	Florida Power & Light Co.	5.10%	04/01/33	287,796
245,000	Florida Power & Light Co.	5.69%	03/01/40	260,975
365,000	PECO Energy Co.	4.90%	06/15/33	368,603
195,000	Public Service Electric & Gas Co.	5.20%	08/01/33	202,240
				1,970,165
	Environmental — 3.4%
575,000	Republic Services, Inc.	5.00%	04/01/34	581,244
245,000	Republic Services, Inc.	6.20%	03/01/40	273,957
325,000	Waste Management, Inc.	4.63%	02/15/30	326,800
350,000	Waste Management, Inc.	4.63%	02/15/33	347,694
150,000	Waste Management, Inc.	2.95%	06/01/41	114,893
				1,644,588
	Food And Beverage — 6.8%
235,000	Conagra Brands, Inc.	5.30%	11/01/38	229,076
650,000	Constellation Brands, Inc.	4.75%	05/09/32	642,297
190,000	General Mills, Inc.	5.40%	06/15/40	191,370
210,000	J M Smucker Co. (The)	6.20%	11/15/33	227,426
185,000	J M Smucker Co. (The)	6.50%	11/15/43	206,381
260,000	Keurig Dr Pepper, Inc.	3.95%	04/15/29	251,725
500,000	Kraft Heinz Foods Co.	3.75%	04/01/30	475,045
155,000	Kraft Heinz Foods Co.	6.50%	02/09/40	171,479
155,000	Kraft Heinz Foods Co.	5.00%	06/04/42	148,439
315,000	McCormick & Co., Inc.	4.95%	04/15/33	314,880
235,000	Molson Coors Beverage Co.	5.00%	05/01/42	226,665
200,000	Sysco Corp.	5.95%	04/01/30	212,675
				3,297,458
	Gaming — 0.5%
250,000	VICI Properties, L.P.	4.95%	02/15/30	242,549
	Health Insurance — 5.7%
645,000	Centene Corp.	3.00%	10/15/30	558,486
420,000	Elevance Health, Inc.	2.55%	03/15/31	362,924
510,000	Elevance Health, Inc.	4.10%	05/15/32	482,887
210,000	Elevance Health, Inc.	4.63%	05/15/42	195,233
175,000	Humana, Inc.	4.88%	04/01/30	174,812
255,000	Humana, Inc.	5.95%	03/15/34	269,086
415,000	UnitedHealth Group, Inc.	5.35%	02/15/33	434,385
235,000	UnitedHealth Group, Inc.	6.88%	02/15/38	281,937
				2,759,750
	Healthcare — 11.2%
710,000	Alcon Finance Corp. (b)	5.38%	12/06/32	730,550
50,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	47,649
335,000	Becton Dickinson & Co.	4.30%	08/22/32	322,866

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$310,000	Cigna Group (The)	2.38%	03/15/31	$263,559
285,000	Cigna Group (The)	5.40%	03/15/33	294,526
245,000	Cigna Group (The)	4.80%	08/15/38	236,376
430,000	CVS Health Corp.	5.13%	02/21/30	434,561
150,000	GE HealthCare Technologies, Inc.	5.86%	03/15/30	157,869
220,000	GE HealthCare Technologies, Inc.	5.91%	11/22/32	232,623
275,000	HCA, Inc.	4.13%	06/15/29	262,750
395,000	HCA, Inc.	5.50%	06/01/33	401,255
650,000	IQVIA, Inc. (b)	5.70%	05/15/28	662,769
50,000	IQVIA, Inc. (b)	6.50%	05/15/30	51,066
225,000	McKesson Corp.	5.10%	07/15/33	230,674
300,000	Stryker Corp.	1.95%	06/15/30	255,746
135,000	Stryker Corp.	4.10%	04/01/43	119,621
100,000	Thermo Fisher Scientific, Inc.	4.98%	08/10/30	102,283
100,000	Thermo Fisher Scientific, Inc.	4.95%	11/21/32	102,476
150,000	Thermo Fisher Scientific, Inc.	5.40%	08/10/43	157,075
325,000	Universal Health Services, Inc.	2.65%	10/15/30	274,333
105,000	Zimmer Biomet Holdings, Inc.	5.35%	12/01/28	108,148
				5,448,775
	Home Construction — 0.5%
215,000	PulteGroup, Inc.	6.38%	05/15/33	232,666
	Lodging — 0.6%
295,000	Marriott International, Inc., Series FF	4.63%	06/15/30	291,065
	Other Utility — 0.7%
330,000	American Water Capital Corp.	4.45%	06/01/32	324,580
	Packaging — 2.0%
545,000	Berry Global, Inc. (b)	5.50%	04/15/28	550,993
430,000	Berry Global, Inc. (b)	5.65%	01/15/34	435,040
				986,033
	Pharmaceuticals — 2.2%
415,000	Amgen, Inc.	5.25%	03/02/30	425,022
600,000	Zoetis, Inc.	5.60%	11/16/32	634,991
				1,060,013
	Property & Casualty Insurance — 7.9%
760,000	Aon Corp./Aon Global Holdings PLC	5.35%	02/28/33	777,145
1,225,000	Arthur J Gallagher & Co.	5.50%	03/02/33	1,245,377
1,315,000	Brown & Brown, Inc.	4.20%	03/17/32	1,216,558
340,000	Marsh & McLennan Cos., Inc.	5.75%	11/01/32	363,548
235,000	Marsh & McLennan Cos., Inc.	4.75%	03/15/39	230,414
				3,833,042
	Retailers — 0.8%
400,000	O’Reilly Automotive, Inc.	4.70%	06/15/32	394,365
	Technology — 12.2%
635,000	Autodesk, Inc.	2.85%	01/15/30	575,448
50,000	Black Knight InfoServ LLC (b)	3.63%	09/01/28	47,375
435,000	CoStar Group, Inc. (b)	2.80%	07/15/30	374,007
50,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	44,728
310,000	FactSet Research Systems, Inc.	3.45%	03/01/32	276,680

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$50,000	Fidelity National Information Services, Inc.	4.25%	05/15/28	$48,312
445,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	454,781
275,000	Fiserv, Inc.	2.65%	06/01/30	241,962
50,000	Gartner, Inc. (b)	4.50%	07/01/28	47,757
350,000	MSCI, Inc. (b)	4.00%	11/15/29	325,477
670,000	MSCI, Inc. (b)	3.88%	02/15/31	605,490
15,000	Open Text Holdings, Inc. (b)	4.13%	02/15/30	13,589
220,000	Oracle Corp.	4.65%	05/06/30	217,790
360,000	Oracle Corp.	6.25%	11/09/32	388,444
270,000	Oracle Corp.	6.50%	04/15/38	298,347
85,000	Salesforce.com, Inc.	2.70%	07/15/41	63,756
50,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	49,130
475,000	Verisk Analytics, Inc.	5.75%	04/01/33	504,757
260,000	Verisk Analytics, Inc.	5.50%	06/15/45	252,524
470,000	VMware LLC	4.70%	05/15/30	462,538
350,000	Workday, Inc.	3.70%	04/01/29	333,624
380,000	Workday, Inc.	3.80%	04/01/32	352,631
				5,979,147
	Wireless — 2.7%
365,000	Crown Castle, Inc.	3.30%	07/01/30	326,443
95,000	Crown Castle, Inc.	2.90%	04/01/41	68,036
50,000	SBA Communications Corp.	3.13%	02/01/29	44,604
455,000	T-Mobile USA, Inc.	2.55%	02/15/31	390,231
290,000	T-Mobile USA, Inc.	5.20%	01/15/33	295,684
225,000	T-Mobile USA, Inc.	4.38%	04/15/40	203,188
				1,328,186
	Wirelines — 1.3%
345,000	AT&T, Inc.	4.30%	02/15/30	335,645
335,000	Verizon Communications, Inc.	4.02%	12/03/29	322,285
				657,930
	Total Corporate Bonds and Notes			43,858,412
	(Cost $43,064,915)
FOREIGN CORPORATE BONDS AND NOTES — 8.7%
	Banking — 2.6%
250,000	Barclays PLC (a)	4.97%	05/16/29	246,046
220,000	Royal Bank of Canada	3.88%	05/04/32	204,456
170,000	Toronto-Dominion Bank (The)	5.52%	07/17/28	174,902
275,000	Toronto-Dominion Bank (The)	4.46%	06/08/32	264,946
145,000	UBS AG	5.65%	09/11/28	149,942
215,000	UBS Group AG (a) (b)	5.43%	02/08/30	216,732
				1,257,024
	Environmental — 1.5%
745,000	Waste Connections, Inc.	4.20%	01/15/33	715,417
	Food And Beverage — 1.0%
500,000	Bacardi Ltd./Bacardi-Martini BV (b)	5.40%	06/15/33	503,072
	Healthcare — 0.6%
310,000	Medtronic Global Holdings SCA	4.50%	03/30/33	307,405

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Packaging — 0.5%
$265,000	CCL Industries, Inc. (b)	3.05%	06/01/30	$232,965
	Pharmaceuticals — 0.9%
215,000	Pfizer Investment Enterprises Pte Ltd.	4.65%	05/19/30	215,724
240,000	Pfizer Investment Enterprises Pte Ltd.	4.75%	05/19/33	239,792
				455,516
	Retailers — 0.8%
260,000	Alimentation Couche-Tard, Inc. (b)	2.95%	01/25/30	233,649
205,000	Alimentation Couche-Tard, Inc. (b)	3.44%	05/13/41	154,890
				388,539
	Technology — 0.8%
100,000	Open Text Corp. (b)	6.90%	12/01/27	103,816
30,000	Open Text Corp. (b)	3.88%	02/15/28	27,891
255,000	Thomson Reuters Corp.	5.85%	04/15/40	265,352
				397,059
	Total Foreign Corporate Bonds and Notes			4,256,997
	(Cost $4,197,950)

	Total Investments — 98.6%			48,115,409
	(Cost $47,262,865)
	Net Other Assets and Liabilities — 1.4%			701,127
	Net Assets — 100.0%			$48,816,536

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $6,501,883 or 13.3%
of net assets.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$43,858,412	$—	$43,858,412	$—
Foreign Corporate Bonds and Notes*	4,256,997	—	4,256,997	—
Total Investments	$48,115,409	$—	$48,115,409	$—

*	See Portfolio of Investments for industry breakout.